Offerings - Offering: 1	Mar. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	Unsold Securities includes $100,000,000 of Unsold Securities of the Registrant previously registered on the Registration Statement in Table 2. Pursuant to Rule 457(p) under the Securities Act, the $13,810 fee paid to register the Unsold Securities is offset against the filing fees to be paid pursuant to Table 1.